Deferred revenue and income	12 Months Ended
Dec. 31, 2015
Deferred revenue and income [Abstract]
Deferred revenue and income
12.	Deferred revenue and income

(In thousands)	December 31, 2014	December 31, 2015
Deferred revenue
Membership subscription revenues	27,543	24,502
Online game revenues	1,111	1,120
Pay per view subscription revenues	—	—
Deferred income
Government grants	4,863	4,032
Reimbursement from the depository (i)	1,053	842
Total	34,570	30,496
Less: non-current portion (ii)	(6,825)	(5,383)
Deferred revenue and income, current portion	27,745	25,113

(i)
In December of 2014, the Company received from its depositary a reimbursement of USD 1.2 million, net of withholding tax of USD0.3 million. This reimbursement was recognized as deferred income and amortized over the depositary service period of 5 years.

(ii)
As of December 31, 2015, the non-current portion included Membership subscription revenue of USD 719 thousand (2014: USD 1,120 thousand), Government grants of USD 4,032 thousand (2014: USD 4,863 thousand), and Reimbersement from the depositary of USD 632 thousand (2014: 842 thousand).